Exhibit 1

BAMLL Commercial Mortgage Securities Trust 2019-RLJ

Commercial Mortgage Pass-Through Certificates, Series 2019-RLJ

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

6 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re: BAMLL Commercial Mortgage Securities Trust 2019-RLJ (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-RLJ (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 May 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a three-year componentized floating rate, interest-only mortgage loan subject to two successive, one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrowers’ fee simple and/or condominium interests in seven hotel properties located in five states and Washington, DC (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 May 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 6

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

9.	The mortgage loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”) and
e.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the “Whole Loan Cut-off Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “% of Pooled Trust Asset Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Margin,
b.	LIBOR Rounding Methodology,
c.	LIBOR Floor and
d.	LIBOR Cap

of the Mortgage Loan, all as shown on the Final Data File, and the LIBOR assumption of 2.5000% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate and
ii.	Whole Loan Interest Rate (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

12.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 6

13.	Using the:

a.       Annual Whole Loan Debt Service,

b.	Annual Whole Loan Debt Service (at LIBOR Cap),
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Whole Loan NCF DSCR,
iii.	Whole Loan NOI DSCR at LIBOR Cap and
iv.	Whole Loan NCF DSCR at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to two decimal places and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through iv. for each Property.

14.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Underwritten NOI ($) and
c.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY and
ii.	Whole Loan NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. and ii. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. and ii. above for the Mortgage Loan as the value for each of the characteristics listed in items i. and ii. for each Property.

15.	Using the:

a.       Whole Loan Cut-off Balance,

b.       Whole Loan Initial Maturity Balance and

c.       Appraised Value ($)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV and
ii.	Maturity Whole Loan LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. and ii. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. and ii. above for the Mortgage Loan as the value for each of the characteristics listed in items i. and ii. for each Property.

16.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Appraised Value ($),
c.	Portfolio Appraised Value ($) and
d.	Units

of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Appraised Value ($) / Unit and
iii.	Portfolio Appraised Value ($) / Unit

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	Subservicer Fee and
e.	CREFC Royalty Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Trust Asset Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Document Date

Promissory Note	5 April 2019

Mortgage Loan Agreement	5 April 2019

Interest Rate Cap Agreement	5 April 2019

Settlement Statement	5 April 2019

Guaranty Agreement	5 April 2019

Cash Management Agreement	5 April 2019

Deposit Account Control Agreement	5 April 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	18 April 2019

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	27 March 2019

Engineering Reports	Various

Seismic Reports	1 March 2019

Environmental Phase I Reports	Various

Underwriter’s Summary Report	Not Dated

Management Agreements	Various

Management Agreement Amendments	Various

Franchise Agreements	Various

Franchise Agreement Amendments	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Document Date

Operating Leases	Various

Operating Lease Amendments	Various

Pro-forma Title Policies	Various

USPS Internet Site (www.usps.gov)	Not Applicable

STR Reports	Various

CRE Insurance Risk Analysis	5 April 2019

Insurance Certificates	Various

Insurance Carrier Ratings Schedule	Not Dated

Condominium Documents	Various

Capital Expenditure Schedules	Not Dated

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Ownership Interest	Pro-forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Portfolio Appraised Value ($) (see Note 2)	Portfolio Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML % (see Note 3)	Seismic Report
Property Management	Management Agreement
Franchise	Appraisal Report
Brand	Appraisal Report

Hotel Operating Information:

Characteristic	Source Document(s)

2014 Occupancy %	Underwriter’s Summary Report
2014 ADR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2016 Occupancy %	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 Occupancy %	Underwriter’s Summary Report
2017 ADR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 Occupancy %	Underwriter’s Summary Report
2018 ADR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2014 Revenues	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 Revenues	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Settlement Statement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Whole Loan Margin	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 5)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (Moody's/S&P/Fitch)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
Lockout Payments	Mortgage Loan Agreement
SM Payments	Mortgage Loan Agreement
Open Payments	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepay Period End Date (see Note 6)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
LockBox (Y/N)	Deposit Account Control Agreement
Lockbox Type (see Note 7)	Mortgage Loan Agreement
Cash Management Type (see Note 8)	Mortgage Loan Agreement
Principal / Loan Sponsor	Guaranty Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Portfolio Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the portfolio appraised value, as shown in the portfolio appraisal report Source Document, pro-rata to each Property using the “Appraised Value ($)” of each Property, as shown on the Preliminary Data File.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	Seismic PML %

characteristics only for Properties where we received a corresponding seismic report Source Document. For each Property on the Preliminary Data File that does not have a corresponding seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

5.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day of Month” which occurs during the open period, as shown in the applicable Source Document.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” for the “Lockbox Type” characteristic if the applicable Source Document requires the property manager or property operator, as applicable, to deposit all amounts collected to the lockbox account.

8.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document, funds in the lockbox are forwarded to an account controlled by the borrowers or otherwise made available to the borrowers and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Seller
Loan or Property
Loan Count
# of Props
Loan/Property Name
Phase II Date
Lockout End Date
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Royalty Fee
Cash/Pmt Collection Function
Subservicer Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.